Clearwater Investment Trust
                             2000 Wells Fargo Place
                               30 East 7th Street
                         St. Paul, Minnesota 55101-4930

                                                      February 5, 2009

VIA EDGAR

File Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20054

RE: Clearwater Investment Trust (the "Registrant")
    (File Nos.  33-12289; 811-05038)

To Whom It May Concern:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 27 dated February 4, 2009, and that the text of Post Effective Amendment No.27 has been filed electronically, Accession No. 0001169232-09-000590.

      If there are any questions or comments concerning the foregoing, please contact the undersigned at 888-228-0935 or Steven Lentz of Faegre & Benson LLP, counsel to the Registrant, at 1-800-328-4393.

                                                  Sincerely,

                                                  /s/ Susanne S. Smith

                                                  Susanne S. Smith
                                                  Chief Compliance Officer



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